Income Taxes (Details 3) (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
Deferred tax credit carryforwards		₩ 2,642
Percentage of realizable deferred tax assets from tax credit carry forwards		13.00%
Net deferred tax assets (liabilities)		₩ 0	₩ 0
Deferred foreign tax credit carryforwards		10,078	13,901
Tax credit carryforwards for research and human resource development		3,533	3,507
Temporary differences and loss carryforwards, recognized valuation allowance		31,146	₩ 30,902	₩ 24,352	₩ 19,712
Gravity Co., Ltd
Income Taxes
Net deferred tax assets (liabilities)		12,465
Deferred foreign tax credit carryforwards		9,156
Tax credit carryforwards for research and human resource development		1,801
Tax credits carry forwards, recognized valuation allowance		20,843
Gravity Co., Ltd | Korea
Income Taxes
Available loss carryforwards		₩ 32,471
NeoCyon, Inc.
Income Taxes
Percentage of Ownership		96.11%
NeoCyon, Inc. | Korea
Income Taxes
Net deferred tax assets (liabilities)		₩ 332
Deferred foreign tax credit carryforwards		744
Tax credit carryforwards for research and human resource development		1,643
Available loss carryforwards		₩ 4,839
Percentage of Ownership		96.11%
Temporary differences and loss carryforwards, recognized valuation allowance		₩ 3,525
Gravity Entertainment Corporation
Income Taxes
Percentage of Ownership		100.00%
Gravity Entertainment Corporation | Japan
Income Taxes
Net deferred tax assets (liabilities)		₩ 245
Available loss carryforwards		79
Temporary differences and loss carryforwards, recognized valuation allowance		₩ 136
Gravity Interactive, Inc.
Income Taxes
Percentage of Ownership		100.00%
Gravity Interactive, Inc. | United States
Income Taxes
Available loss carryforwards, recognized valuation allowance		₩ 3,735
Gravity Interactive, Inc. | United States | Domestic
Income Taxes
Available loss carryforwards		8,648
Gravity Interactive, Inc. | United States | State tax
Income Taxes
Available loss carryforwards		₩ 9,043
Gravity Games Corporation
Income Taxes
Percentage of Ownership	[1]	85.50%
Gravity Games Corporation | Korea
Income Taxes
Net deferred tax assets (liabilities)		₩ 1,797
Deferred foreign tax credit carryforwards		178
Tax credit carryforwards for research and human resource development		158
Available loss carryforwards		₩ 9,892
Percentage of Ownership		85.50%
Temporary differences and loss carryforwards, recognized valuation allowance		₩ 2,907

[1]	In October 2010, the Company acquired 50.83% ownership of Barunson Interactive Corporation. Based on the shareholders' meeting held on March 28, 2011, Barunson Interactive Corporation changed its name to Gravity Games Corporation. In August 2013, the Company additionally acquired 34.67% of the share capital of Gravity Games Corporation through additional capital increase. As a result of increase in ownership interest, additional paid-in capital was decreased by W319 million and non-controlling interest in subsidiaries increased by the same amount.